Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,175,000.00
Previously Paid Amount	0.00
Total Fee Amount	300.37
Total Offset Amount	0.00
Net Fee	300.37
Narrative - Max Aggregate Offering Price	$ 2,175,000.00
Final Prospectus	true